Income tax expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income tax expense
Total current tax income / (expense)	€ (15,221)	€ (14,355)	€ (5,185)
Thereof prior year adjustments	141	(741)	(520)
Thereof other current income tax effects for the period	(15,362)	(13,614)	(4,665)
Total deferred tax income / (expense)	3,487	(1,179)	1,744
Thereof effects from origination and reversal of temporary balance sheet differences	98	2,553	(73)
Thereof prior year adjustments	153	896	435
Thereof effects from (non-)recognition of deferred tax assets on tax loss carryforwards / interest carryforwards	3,236	(4,628)	1,382
Total income tax expense	€ (11,734)	€ (15,534)	€ (3,441)